Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (6) (in thousands)	Revenue (in millions)(7)
2024	$28,082,133	$21,165,565	$11,660,924	$8,969,101	$84.68	$220.03	$637,462	$4,527
2023	$75,959,683	$43,840,026	$32,519,158	$20,324,162	$98.30	$142.05	$103,711	$4,393
2022	$1,115,089	($26,702,869)	$512,500	($19,780,384)	$202.20	$183.20	$1,375,639	$4,100
2021	$949,748	$89,602,053	$10,281,937	$78,892,651	$487.64	$146.11	$672,316	$2,651

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2024	Eric S. Yuan	Kelly Steckelberg, Aparna Bawa and Velchamy Sankarlingam
2023	Eric S. Yuan	Kelly Steckelberg, Aparna Bawa, Velchamy Sankarlingam and Greg Tomb
2022	Eric S. Yuan	Kelly Steckelberg, Ryan Azus, Aparna Bawa and Janine Pelosi
2021	Eric S. Yuan	Kelly Steckelberg, Ryan Azus, Aparna Bawa and Velchamy Sankarlingam

Peer Group Issuers, Footnote	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Computer Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 31, 2024. The separate peer group used by the Compensation Committee as a reference point in determining compensation arrangements with our executive officers is described on page 34.
PEO Total Compensation Amount	$ 28,082,133	$ 75,959,683	$ 1,115,089	$ 949,748
PEO Actually Paid Compensation Amount	$ 21,165,565	43,840,026	(26,702,869)	89,602,053
Adjustment To PEO Compensation, Footnote	Represents the amount of total compensation reported for Mr. Yuan (our PEO) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation table for Fiscal Year 2024.”Represents the amount of CAP for Mr. Yuan and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs' total compensation for fiscal 2024 as reported in the Summary Compensation Table to determine the CAP:

Fiscal Year (“FY”)	NEOs	Summary Compensation Table Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted During Prior FY that Vested During Applicable FY*	Add: Change in Fair Value as of Vesting Date of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Satisfied During Applicable FY	CAP
2024	PEO	$28,082,133	$26,246,026	$20,389,430	$(3,977,417)	$4,039,194	$(1,121,749)	$21,165,565
	Average Non-PEO NEOs	$11,660,924	$11,266,988	$7,198,351	$(1,324,836)	$3,237,103	$(535,453)	$8,969,101
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 11,660,924	32,519,158	512,500	10,281,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,969,101	20,324,162	(19,780,384)	78,892,651
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	•Revenue •Non-GAAP Income from Operations
Total Shareholder Return Amount	$ 84.68	98.30	202.20	487.64
Peer Group Total Shareholder Return Amount	220.03	142.05	183.20	146.11
Net Income (Loss)	$ 637,462,000	$ 103,711,000	$ 1,375,639,000	$ 672,316,000
Company Selected Measure Amount	4,527,000,000	4,393,000,000	4,100,000,000	2,651,000,000
PEO Name	Eric S. Yuan
Additional 402(v) Disclosure
(4)    Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
	Net income attributable to Zoom as reported in our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	As required by Item 402(v) of Regulation S-K, we have determined that Revenue is the Company-Selected Measure. Revenue is one component of our annual performance bonus program in which named executive officers our NEOs participate and is further described in the “Compensation Discussion and Analysis” section above. We may determine a different financial performance measure to be the most important financial performance measure in future years. Our stock price may have a more prominent impact on our CAP year-over-year than Revenue. As further described in CD&A, our executive compensation program is heavily weighted towards equity-based compensation which vests over time based on our executive officers’ continued service and delivers value directly aligned with our stock price.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Income from Operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,246,026)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,389,430
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,977,417)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,039,194
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,121,749)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,266,988)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,198,351
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,324,836)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,237,103
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (535,453)